Fair Value Measurement - Schedule of amortized cost of available-for-sale debt securities (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Amortized Cost
Amortized Cost - due within one year	$ 48,054
Amortized Cost - due after one year through two years	8,136
Amortized Cost	56,190
Fair Value
Fair Value - due within one year	47,911
Fair Value - due after one year through two years	8,061
Fair Value	$ 55,972